Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Selected Quarterly Financial Data (Unaudited)

25. Selected Quarterly Financial Data (Unaudited)

Our selected quarterly financial data for 2016 was as follows:

(dollars in millions, except per share amounts)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$768	$770	$741	$831
Interest expense	201	215	214	226
Provision for finance receivable losses	258	263	214	197
Other revenues	147	158	165	303
Other expenses	427	417	436	459
Income before provision for income taxes	29	33	42	252
Provision for income taxes	2	8	16	87
Net income	27	25	26	165
Net income attributable to non-controlling interests	-	-	-	28
Net income attributable to OneMain Holdings, Inc.	$27	$25	$26	$137

Earnings per share:
Basic	$0.20	$0.19	$0.19	$1.02
Diluted	0.20	0.19	0.19	1.01

Our selected quarterly financial data for 2015 was as follows:

(dollars in millions, except per share amounts)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$690	$427	$410	$403
Interest expense	215	171	171	158
Provision for finance receivable losses	483	79	74	80
Other revenues	108	47	55	52
Other expenses	402	204	207	174
Income (loss) before provision for (benefit from) income taxes	(302)	20	13	43
Provision for (benefit from) income taxes	(134)	1	(8)	8
Net income (loss)	(168)	19	21	35
Net income attributable to non-controlling interests	29	32	33	33
Net income (loss) attributable to OneMain Holdings, Inc.	$(197)	$(13)	$(12)	$2

Earnings (loss) per share:
Basic	$(1.46)	$(0.10)	$0.09	$0.01
Diluted	(1.46)	(0.10)	0.09	0.01